Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Individually evaluated for impairment	$ 11,646	$ 13,681	$ 14,368
Collectively evaluated for impairment	574,683	520,029	456,216
Total loans	586,329	533,710	470,584
Commercial And Industrial [Member]
Individually evaluated for impairment	844	1,808	1,393
Collectively evaluated for impairment	58,532	40,728	33,535
Total loans	59,376	42,536	34,928
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment	1,093	1,787	3,296
Collectively evaluated for impairment	16,540	20,350	27,000
Total loans	17,633	22,137	30,296
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment	3,238	3,881	5,183
Collectively evaluated for impairment	255,714	228,597	204,913
Total loans	258,952	232,478	210,096
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment	6,466	6,199	4,490
Collectively evaluated for impairment	239,170	225,502	186,195
Total loans	245,636	231,701	190,685
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	5	6	6
Collectively evaluated for impairment	4,727	4,852	4,573
Total loans	$ 4,732	$ 4,858	$ 4,579